Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 4,441	$ 19,366	$ 2,924
Cost of revenues
Share-based compensation	278	1,463	136
Selling and marketing expenses
Share-based compensation	2,043	7,427	354
General and administrative expenses
Share-based compensation	$ 2,120	$ 10,476	$ 2,434